GENERAL (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		2 Months Ended	3 Months Ended	4 Months Ended		6 Months Ended			8 Months Ended	10 Months Ended	12 Months Ended							15 Months Ended	99 Months Ended	105 Months Ended		1 Months Ended		6 Months Ended	1 Months Ended
	Nov. 30, 2012	Aug. 31, 2012	Sep. 30, 2012	Dec. 31, 2008	Jun. 30, 2012	Aug. 31, 2010	Jun. 30, 2013	Jun. 30, 2012	Aug. 31, 2011	Aug. 31, 2012	Oct. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2013	Sep. 30, 2013 Subsequent Event [Member]	Mar. 31, 2013 Subsequent Event [Member]	Jun. 30, 2013 Subsequent Event [Member]	Sep. 30, 2013 Subsequent Event [Member] September 2013 Financing [Member]
Net loss							$ 2,696	$ 1,375				$ 4,268	$ 2,119	$ 675	$ 1,012	$ 1,435	$ 3,132	$ 1,769	$ 2,479	$ 16,889	$ 19,585	$ 19,585
Net Cash Provided By (Used In) Operating Activities							1,399	775				2,134	1,008	366						10,748	12,147
Retained Earnings (Accumulated Deficit)					14,029		19,618	14,029				16,922	12,621							16,922	19,618	19,618
Stock Issued During Period, Shares, New Issues	751,500	232,558	18,375	10,950,696	10,000	200,778			522,026	242,500	410,097												45,150		22,003,452	21,958,302
Proceeds From Issuance Of Common Stock	1,503		37	6,753	23	312	0	0	951	400	522	118	75	60						253	253			1,277	11,993
Stock Issued During Period, Value, New Issues							$ 972					$ 1,937	$ 930	$ 312	$ 499	$ 69	$ 3,091		$ 3,593							$ 12,516